UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.35%

Aerospace & Defense 6.12%

General Dynamics Corp.	160,800	$21,912
Lockheed Martin Corp.	151,161	32,619
Northrop Grumman Corp.	99,200	19,068
Raytheon Co.	68,500	8,484
United Technologies Corp.	290,300	28,049
Total		110,132

Air Freight & Logistics 2.54%

Expeditors International of Washington, Inc.	156,800	7,178
FedEx Corp.	282,235	38,633
Total		45,811

Auto Components 0.17%

Johnson Controls, Inc.	82,500	3,008

Banks 0.28%

People’s United Financial, Inc.	338,800	4,950

Beverages 3.17%

Coca-Cola Co. (The)	662,579	28,577
PepsiCo, Inc.	290,702	28,436
Total		57,013

Biotechnology 2.26%

AbbVie, Inc.	744,707	40,668

Building Products 0.75%

A.O. Smith Corp.	191,800	13,499

Capital Markets 1.62%

Ameriprise Financial, Inc.	116,700	9,797
SEI Investments Co.	238,000	9,085
T. Rowe Price Group, Inc.	149,000	10,297
Total		29,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

Investments	Shares	Fair Value (000)
Chemicals 5.22%

Air Products & Chemicals, Inc.	36,700	$4,862
Ecolab, Inc.	42,400	4,348
International Flavors & Fragrances, Inc.	42,000	4,338
Monsanto Co.	351,349	31,618
PPG Industries, Inc.	112,486	10,858
Sherwin-Williams Co. (The)	78,400	21,207
Valspar Corp. (The)	214,966	16,819
Total		94,050

Communications Equipment 0.22%

Harris Corp.	49,900	3,893

Diversified Telecommunication Services 4.14%

AT&T, Inc.	860,464	31,794
Verizon Communications, Inc.	844,200	42,826
Total		74,620

Electric: Utilities 4.27%

Edison International	334,100	22,772
Eversource Energy	65,400	3,551
NextEra Energy, Inc.	258,767	29,194
Westar Energy, Inc.	119,500	5,194
Xcel Energy, Inc.	408,400	16,148
Total		76,859

Electrical Equipment 0.38%

Emerson Electric Co.	139,088	6,792

Energy Equipment & Services 0.37%

Helmerich & Payne, Inc.	125,308	6,638

Food & Staples Retailing 8.46%

Casey’s General Stores, Inc.	40,400	4,265
Costco Wholesale Corp.	141,300	21,199
CVS Health Corp.	403,800	39,237
Wal-Mart Stores, Inc.	413,770	27,450
Walgreens Boots Alliance, Inc.	762,919	60,225
Total		152,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

Investments	Shares	Fair Value (000)
Food Products 1.37%

General Mills, Inc.	323,000	$19,009
Hormel Foods Corp.	86,300	3,669
McCormick & Co., Inc.	21,600	2,014
Total		24,692

Gas Utilities 0.53%

UGI Corp.	259,850	9,604

Health Care Equipment & Supplies 3.81%

Becton, Dickinson & Co.	118,000	17,399
C.R. Bard, Inc.	107,297	20,642
Medtronic plc (Ireland)(a)	395,103	30,577
Total		68,618

Health Care Providers & Services 2.38%

AmerisourceBergen Corp.	132,100	11,442
Cardinal Health, Inc.	384,352	31,402
Total		42,844

Hotels, Restaurants & Leisure 3.47%

Darden Restaurants, Inc.	44,000	2,811
McDonald’s Corp.	508,826	59,629
Total		62,440

Household Products 4.14%

Colgate-Palmolive Co.	247,800	16,266
Kimberly-Clark Corp.	241,915	31,521
Procter & Gamble Co. (The)	333,500	26,777
Total		74,564

Industrial Conglomerates 3.76%

3M Co.	351,417	55,127
Roper Technologies, Inc.	75,400	12,662
Total		67,789

Information Technology Services 5.12%

Accenture plc Class A (Ireland)(a)	439,500	44,064
Automatic Data Processing, Inc.	106,500	9,019
International Business Machines Corp.	298,600	39,126
Total		92,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

Investments	Shares	Fair Value (000)
Insurance 4.63%

Aflac, Inc.	177,865	$10,587
Assurant, Inc.	57,600	4,095
Chubb Ltd. (Switzerland)(a)	454,021	52,453
Hanover Insurance Group, Inc. (The)	81,500	6,760
Old Republic International Corp.	532,400	9,477
Total		83,372

Leisure Products 1.85%

Hasbro, Inc.	439,832	33,370

Machinery 3.28%

Graco, Inc.	85,900	6,728
Illinois Tool Works, Inc.	143,300	13,506
Nordson Corp.	80,600	5,776
Pentair plc (United Kingdom)(a)	77,000	3,674
Stanley Black & Decker, Inc.	247,500	23,267
Toro Co. (The)	76,800	6,121
Total		59,072

Multi-Line Retail 0.59%

Target Corp.	136,100	10,677

Multi-Utilities 2.04%

Consolidated Edison, Inc.	245,300	17,173
SCANA Corp.	300,151	19,516
Total		36,689

Oil, Gas & Consumable Fuels 5.78%

California Resources Corp.	33,097	19
Chevron Corp.	693,762	57,888
EOG Resources, Inc.	126,334	8,179
Exxon Mobil Corp.	65,900	5,282
Occidental Petroleum Corp.	351,997	24,224
ONEOK, Inc.	352,600	8,462
Total		104,054

Pharmaceuticals 1.81%

Johnson & Johnson	310,023	32,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

Investments	Shares	Fair Value (000)
Professional Services 0.73%

Robert Half International, Inc.	334,800	$13,188

Road & Rail 0.12%

J.B. Hunt Transport Services, Inc.	28,100	2,144

Semiconductors & Semiconductor Equipment 4.38%

Microchip Technology, Inc.	689,867	30,692
QUALCOMM, Inc.	768,626	39,039
Texas Instruments, Inc.	171,300	9,082
Total		78,813

Software 1.71%

Microsoft Corp.	605,800	30,823

Specialty Retail 3.41%

Gap, Inc. (The)	105,800	2,925
Lowe’s Cos., Inc.	864,975	58,412
Total		61,337

Textiles, Apparel & Luxury Goods 1.48%

NIKE, Inc. Class B	432,300	26,625

Tobacco 2.99%

Altria Group, Inc.	145,915	8,984
Reynolds American, Inc.	888,800	44,822
Total		53,806

Total Common Stocks (cost $1,767,363,488)		1,788,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $8,510,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $8,467,450; proceeds: $8,296,659 (cost $8,296,652)	$8,297	$8,297

Total Investments in Securities 99.81% (cost $1,775,660,140)		1,797,133

Other Assets in Excess of Liabilities(b) 0.19%		3,475

Net Assets 100.00%		$1,800,608

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2016	74	Long	$7,139,150	$(131,479)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,788,836	$—	$—	$1,788,836
Repurchase Agreement	—	8,297	—	8,297
Total	$1,788,836	$8,297	$—	$1,797,133
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(131)	—	—	(131)
Total	$(131)	$—	$—	$(131)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.79%

Aerospace & Defense 0.70%

TransDigm Group, Inc.*	18,088	$3,863

Airlines 1.36%

Southwest Airlines Co.	179,717	7,539

Auto Components 1.22%

Delphi Automotive plc (United Kingdom)(a)	101,394	6,761

Beverages 3.74%

Brown-Forman Corp. Class B	65,861	6,485
Dr. Pepper Snapple Group, Inc.	83,520	7,645
Monster Beverage Corp.*	53,017	6,654
Total		20,784

Biotechnology 1.51%

BioMarin Pharmaceutical, Inc.*	39,653	3,246
Incyte Corp.*	38,901	2,859
Medivation, Inc.*	63,921	2,287
Total		8,392

Building Products 1.89%

Fortune Brands Home & Security, Inc.	145,897	7,327
Lennox International, Inc.	24,684	3,189
Total		10,516

Chemicals 4.09%

Axalta Coating Systems Ltd.*	119,746	3,109
International Flavors & Fragrances, Inc.	43,977	4,543
RPM International, Inc.	170,241	6,954
Sherwin-Williams Co. (The)	29,949	8,101
Total		22,707

Commercial Services & Supplies 1.79%

Stericycle, Inc.*	49,528	5,643
Waste Connections, Inc.	69,751	4,301
Total		9,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

Investments	Shares	Fair Value (000)
Communications Equipment 1.36%

Harris Corp.	41,022	$3,201
Palo Alto Networks, Inc.*	30,126	4,362
Total		7,563

Construction Materials 1.02%

Vulcan Materials Co.	57,816	5,697

Containers & Packaging 0.69%

Owens-Illinois, Inc.*	254,778	3,811

Distributors 0.66%

LKQ Corp.*	133,096	3,673

Diversified Financial Services 4.11%

Intercontinental Exchange, Inc.	48,330	11,525
Moody’s Corp.	80,862	7,181
MSCI, Inc.	58,343	4,114
Total		22,820

Electrical Equipment 2.16%

AMETEK, Inc.	138,405	6,423
Rockwell Automation, Inc.	53,488	5,568
Total		11,991

Electronic Equipment, Instruments & Components 1.16%

Amphenol Corp. Class A	121,756	6,462

Food Products 3.99%

Hershey Co. (The)	88,828	8,074
Kellogg Co.	61,165	4,527
McCormick & Co., Inc.	55,591	5,184
Mead Johnson Nutrition Co.	59,149	4,363
Total		22,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 6.69%

Align Technology, Inc.*	115,548	$7,630
C.R. Bard, Inc.	32,642	6,280
Cooper Cos., Inc. (The)	46,947	6,711
IDEXX Laboratories, Inc.*	106,472	7,789
NuVasive, Inc.*	69,329	2,898
Sirona Dental Systems, Inc.*	53,232	5,887
Total		37,195

Health Care Providers & Services 5.23%

Acadia Healthcare Co., Inc.*	73,067	4,049
AmerisourceBergen Corp.	53,689	4,650
Centene Corp.*	130,160	7,414
Diplomat Pharmacy, Inc.*	82,092	2,924
Henry Schein, Inc.*	43,626	7,218
Universal Health Services, Inc. Class B	25,296	2,792
Total		29,047

Hotels, Restaurants & Leisure 7.18%

Chipotle Mexican Grill, Inc.*	16,773	8,540
Hilton Worldwide Holdings, Inc.	394,051	8,188
Norwegian Cruise Line Holdings Ltd.*	149,986	7,369
Panera Bread Co. Class A*	27,022	5,599
Starwood Hotels & Resorts Worldwide, Inc.	90,122	6,228
Wynn Resorts Ltd.	48,421	3,994
Total		39,918

Household Durables 1.11%

Mohawk Industries, Inc.*	34,447	6,191

Household Products 0.92%

Church & Dwight Co., Inc.	56,646	5,141

Industrial Conglomerates 1.22%

Roper Technologies, Inc.	40,243	6,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

Investments	Shares	Fair Value (000)
Information Technology Services 6.19%

Alliance Data Systems Corp.*	41,043	$8,624
Booz Allen Hamilton Holding Corp.	175,420	4,842
CSRA, Inc.	179,227	4,651
Fiserv, Inc.*	90,436	8,649
Vantiv, Inc. Class A*	146,760	7,637
Total		34,403

Internet & Catalog Retail 0.89%

Expedia, Inc.	47,540	4,949

Internet Software & Services 2.33%

Akamai Technologies, Inc.*	111,884	6,038
CoStar Group, Inc.*	39,074	6,919
Total		12,957

Leisure Products 0.87%

Hasbro, Inc.	63,948	4,852

Life Sciences Tools & Services 1.71%

Mettler-Toledo International, Inc.*	30,101	9,479

Machinery 3.68%

IDEX Corp.	96,135	7,225
Ingersoll-Rand plc	71,578	3,977
Middleby Corp. (The)*	32,772	3,035
Wabtec Corp.	88,343	6,237
Total		20,474

Multi-Line Retail 3.97%

Dollar General Corp.	173,941	12,915
Dollar Tree, Inc.*	113,772	9,130
Total		22,045

Personal Products 0.58%

Coty, Inc. Class A	112,885	3,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.65%

Zoetis, Inc.	222,916	$9,153

Real Estate Management & Development 1.86%

CBRE Group, Inc. Class A*	281,910	7,163
Realogy Holdings Corp.*	98,807	3,159
Total		10,322

Road & Rail 1.28%

J.B. Hunt Transport Services, Inc.	92,986	7,094

Semiconductors & Semiconductor Equipment 3.24%

Cavium, Inc.*	98,346	5,851
Microchip Technology, Inc.	151,549	6,742
Microsemi Corp.*	82,383	2,853
NXP Semiconductors NV (Netherlands)*(a)	35,755	2,547
Total		17,993

Software 7.20%

Activision Blizzard, Inc.	262,717	8,320
FireEye, Inc.*	215,184	3,645
Red Hat, Inc.*	151,482	9,899
ServiceNow, Inc.*	154,455	8,494
Splunk, Inc.*	101,234	4,414
Tableau Software, Inc. Class A*	48,720	2,224
Workday, Inc. Class A*	50,265	3,039
Total		40,035

Specialty Retail 6.78%

Advance Auto Parts, Inc.	24,021	3,566
AutoZone, Inc.*	13,759	10,657
L Brands, Inc.	81,380	6,900
Tiffany & Co.	54,769	3,559
Tractor Supply Co.	84,552	7,151
Ulta Salon, Cosmetics & Fragrance, Inc.*	35,517	5,867
Total		37,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.82%

lululemon athletica, Inc. (Canada)*(a)	72,630	$4,556

Trading Companies & Distributors 2.03%

HD Supply Holdings, Inc.*	269,355	7,485
United Rentals, Inc.*	73,931	3,813
Total		11,298

Wireless Telecommunication Services 0.91%

T-Mobile US, Inc.*	136,309	5,057
Total Common Stocks (cost $527,507,825)		554,503

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $770,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $940,360; proceeds: $917,893 (cost $917,892)	$918	918

Total Investments in Securities 99.95% (cost $528,425,717)		555,421

Other Assets in Excess of Liabilities 0.05%		260

Net Assets 100.00%		$555,681

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Health Care Equipment & Supplies(3)	$31,308	$5,887	$—	$37,195
Remaining Industries	517,308	—	—	517,308
Repurchase Agreement	—	918	—	918
Total	$548,616	$6,805	$—	$555,421

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	As of February 29, 2016, Sirona Dental System, Inc. was categorized as level 2 due to stock merger resulting in observable input pricing. For the period ended February 29, 2016, the total securities transferred from Level 1 to Level 2 amounted to $4,808,810.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.47%

Aerospace & Defense 2.73%

Hexcel Corp.	455,800	$18,838
Teledyne Technologies, Inc.*	137,269	11,693
Total		30,531

Auto Components 0.50%

Gentherm, Inc.*	134,020	5,589

Banks 10.40%

Columbia Banking System, Inc.	413,000	11,907
First Merchants Corp.	861,224	19,111
PrivateBancorp, Inc.	671,900	23,086
Renasant Corp.	715,809	22,347
South State Corp.	464,349	28,999
Western Alliance Bancorp*	360,947	10,727
Total		116,177

Beverages 0.90%

Cott Corp. (Canada)(a)	817,580	10,007

Building Products 4.09%

Advanced Drainage Systems, Inc.	328,811	6,379
Gibraltar Industries, Inc.*	500,363	12,366
Patrick Industries, Inc.*	609,222	26,922
Total		45,667

Chemicals 2.24%

Minerals Technologies, Inc.	275,645	14,008
PolyOne Corp.	408,100	10,982
Total		24,990

Communications Equipment 1.35%

ARRIS International plc*	631,956	15,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2016

Investments	Shares	Fair Value (000)
Construction & Engineering 5.45%

AECOM*	918,997	$25,236
EMCOR Group, Inc.	386,300	17,719
Primoris Services Corp.	838,000	17,900
Total		60,855

Containers & Packaging 3.68%

AptarGroup, Inc.	247,800	18,265
Berry Plastics Group, Inc.*	483,600	15,055
Multi Packaging Solutions International Ltd.*	506,773	7,774
Total		41,094

Distributors 0.73%

Core-Mark Holding Co., Inc.	111,000	8,173

Diversified Telecommunication Services 1.21%

Cogent Communications Holdings, Inc.	368,395	13,520

Electric: Utilities 3.12%

IDACORP, Inc.	490,500	34,806

Electronic Equipment, Instruments & Components 3.85%

Cognex Corp.	388,247	14,369
Littelfuse, Inc.	233,100	26,485
Orbotech Ltd. (Israel)*(a)	92,593	2,097
Total		42,951

Food & Staples Retailing 0.90%

Casey’s General Stores, Inc.	94,700	9,997

Food Products 1.82%

Pinnacle Foods, Inc.	471,600	20,368

Health Care Equipment & Supplies 3.76%

STERIS plc (United Kingdom)(a)	382,855	24,625
West Pharmaceutical Services, Inc.	280,500	17,397
Total		42,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2016

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.91%

ExamWorks Group, Inc.*	537,700	$15,647
HealthSouth Corp.	638,300	22,487
MEDNAX, Inc.*	82,200	5,511
Total		43,645

Hotels, Restaurants & Leisure 2.64%

Cheesecake Factory, Inc. (The)	270,500	13,498
Denny’s Corp.*	1,548,000	15,991
Total		29,489

Household Durables 1.92%

Ethan Allen Interiors, Inc.	340,154	9,704
Helen of Troy Ltd.*	122,700	11,701
Total		21,405

Household Products 1.16%

WD-40 Co.	119,922	12,952

Information Technology Services 7.42%

Acxiom Corp.*	776,771	16,110
Booz Allen Hamilton Holding Corp.	676,661	18,676
Cardtronics, Inc.*	374,100	12,615
Jack Henry & Associates, Inc.	268,800	22,106
MAXIMUS, Inc.	272,587	13,403
Total		82,910

Insurance 3.97%

RenaissanceRe Holdings Ltd.	391,300	44,295

Machinery 1.27%

Barnes Group, Inc.	413,573	14,190

Media 1.16%

AMC Networks, Inc. Class A*	196,853	12,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2016

Investments	Shares	Fair Value (000)
Metals & Mining 1.22%

Reliance Steel & Aluminum Co.	224,500	$13,670

Multi-Utilities 1.94%

Black Hills Corp.	387,851	21,724

Oil, Gas & Consumable Fuels 3.96%

Carrizo Oil & Gas, Inc.*	655,500	14,093
Parsley Energy, Inc. Class A*	862,300	15,849
Rice Energy, Inc.*	934,617	8,561
RSP Permian, Inc.*	241,055	5,764
Total		44,267

Real Estate Investment Trusts 8.02%

CoreSite Realty Corp.	349,100	22,503
First Industrial Realty Trust, Inc.	1,126,930	24,251
Physicians Realty Trust	1,202,221	20,654
Retail Opportunity Investments Corp.	1,208,900	22,220
Total		89,628

Real Estate Management & Development 0.51%

Marcus & Millichap, Inc.*	257,277	5,735

Semiconductors & Semiconductor Equipment 3.89%

Cypress Semiconductor Corp.*	1,524,364	12,164
Synaptics, Inc.*	282,281	22,924
Teradyne, Inc.	436,930	8,337
Total		43,425

Specialty Retail 2.86%

Francesca’s Holdings Corp.*	888,800	16,069
Zumiez, Inc.*	768,537	15,878
Total		31,947

Technology Hardware, Storage & Peripherals 2.07%

Electronics for Imaging, Inc.*	582,832	23,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.64%

Steven Madden Ltd.*	203,133	$7,150

Thrifts & Mortgage Finance 1.12%

Essent Group Ltd.*	649,600	12,505

Trading Companies & Distributors 1.06%

MSC Industrial Direct Co., Inc. Class A	170,858	11,888

Total Common Stocks (cost $903,768,655)		1,088,657

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.65%

Repurchase Agreement

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $30,385,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $30,233,075; proceeds: $29,635,776 (cost $29,635,751)	$29,636	29,636

Total Investments in Securities 100.12% (cost $933,404,406)		1,118,293

Liabilities in Excess of Other Assets (0.12)%		(1,367)

Net Assets 100.00%		$1,116,926

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,088,657	$—	$—	$1,088,657
Repurchase Agreement	—	29,636	—	29,636
Total	$1,088,657	$29,636	$—	$1,118,293

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 29, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of February 29, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$1,782,715,432	$531,300,050	$933,761,746
Gross unrealized gain	139,315,301	58,899,216	236,403,833
Gross unrealized loss	(124,898,000)	(34,777,795)	(51,872,460)
Net unrealized security gain	$14,417,301	$24,121,421	$184,531,373

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended February 29, 2016 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of February 29, 2016, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized depreciation of $(131,479), which is included on the Schedule of Investments.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2016